Expense Example {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund PRO-10 - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002